Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Sales and revenues
Sales and revenues	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 55,184	$ 55,656	$ 65,875
Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									53,323	53,716	63,378
All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									2,251	2,263	2,827
Other
Reconciliation of Sales and revenues
Sales and revenues									(390)	(323)	(330)
Consolidating Adjustments
Reconciliation of Sales and revenues
Sales and revenues									(344)	(340)	(353)
Consolidating Adjustments | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | Other
Reconciliation of Sales and revenues
Sales and revenues									(344)	(340)	(353)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									50,010	50,492	60,288
Machinery, Energy & Transportation | Business
Reconciliation of Sales and revenues
Sales and revenues									52,142	52,694	63,068
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									50,010	50,492	60,288
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									2,251	2,263	2,827
Machinery, Energy & Transportation | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									(119)	(61)	(47)
Financial Products | Business
Reconciliation of Sales and revenues
Sales and revenues									3,386	3,302	3,160
Financial Products | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									3,313	3,224	3,090
Financial Products | Business | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Financial Products | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									$ 73	$ 78	$ 70